May 03, 2018
Workplace Equality Portfolio

ALPS ETF TRUST

Workplace equality portfolio (NYSE ARCA: EQLT)

(THE “FUND”)

SUPPLEMENT DATED MAY 3, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MARCH 31, 2018

Effective April 30, 2018, Denver Investment Advisors, LLC, index provider for the Workplace Equality IndexTM, the Fund’s underlying index, was acquired by Segall Bryant & Hamill, LLC (“SBH”). Therefore, the disclosures contained in the Summary Prospectus and Prospectus are modified as follows:

All references to the Workplace Equality IndexTM in the Summary Prospectus and Prospectus are hereby deleted and replaced with the Workplace Equality Index®.

The fourth sentence of the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus is hereby deleted and replaced with the following:

The Underlying Index is compiled by Segall Bryant & Hamill, LLC (“SBH” or the “Index Provider”).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.